Inventories - Impairment of Inventory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision of inventories [Abstract]
Beginning balance	¥ 80	¥ 72
Provision for inventories	133	17
Written-off upon disposal	(2)	(9)
Disposal of subsidiaries	(1)	0
Ending balance	¥ 210	¥ 80